Sep. 30, 2014
Class Y Prospectus | SIMT LARGE CAP VALUE FUND
SIMT LARGE CAP VALUE FUND

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund

(each, a "Fund" and together, the "Funds")

Supplement Dated July 17, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Removal of Redemption Fees

In the Fund summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.

There are no other changes in the Fees and Expenses of the Funds.

Changes to the Large Cap Value Fund's Principal Investment Strategies and Sub-Advisers

The Large Cap Value Fund's "Principal Investment Strategies" section is hereby deleted and replaced with the following:

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. The Fund will primarily seek to purchase securities believed to be attractively valued in relation to various measures which may include earnings, capital structure or return on invested capital. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $275 million and $391 billion as of December 31, 2014) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Value Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

There are no other changes to the principal investment strategies or portfolio management of the Large Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE